Finance income and costs (Details) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interest income		€ 2.5	€ 0.2	€ 0.2
Net fair value gains on derivatives held at fair value through profit or loss		0.0	1.4	7.0
Finance income		2.5	1.6	7.2
Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss (1)		(79.0)	(64.4)	(54.0)
Cross-currency interest rate swaps: cash flow hedges, transfer from equity		21.8	14.6	3.9
Net pension interest costs		(3.8)	(3.8)	(3.6)
Amortization of borrowing costs		(2.0)	(1.5)	(2.7)
Net foreign exchange losses on translation of financial assets and liabilities		(3.9)	(0.3)	(3.9)
Interest on unwinding of discounted items		0.0	(1.1)	(1.2)
Net fair value losses on derivatives held at fair value through profit or loss		(8.8)	0.0	0.0
Financing costs incurred in amendment of terms of debt	€ 20.1	0.0	(1.1)	(20.1)
Finance costs		(75.7)	(57.6)	(81.6)
Net finance costs		€ (73.2)	€ (56.0)	€ (74.4)
Deferred transaction costs written off	€ 15.7